Finance Income and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2023
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Finance Income and Costs Recognized in Profit or Loss
(a)
Finance income and costs recognized in profit or loss for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)
	2021		2022	2023
Finance income
Interest income	₩	88,888	85,624	134,664
Foreign currency gain		81,600	308,665	560,633
Gain on disposal of investments in equity accounted investees		—	2,993	2,994
Reversal of impairment loss on investments in equity accounted investees		4,701	613	—
Gain on transaction of derivatives		9,393	49,503	178,610
Gain on valuation of derivatives		234,742	193,570	239,973
Gain on disposal of financial assets at fair value through profit or loss		—	173	132
Gain on valuation of financial assets at fair value through profit or loss		6,511	11,678	5,288
Gain on valuation of financial liabilities at fair value through profit or loss		—	220,240	—
	₩	425,835	873,059	1,122,294

Finance costs
Interest expense	₩	434,089	414,521	723,429
Foreign currency loss		381,132	440,604	512,456
Loss on disposal of investments in equity accounted investees		—	80	37
Impairment loss on investments in equity accounted investees		2,609	—	6,808
Loss on repayment of borrowings and bonds		250	2,672	167
Loss on sale of trade accounts and notes receivable		4,877	37,087	48,600
Loss on transaction of derivatives		1,049	359	—
Loss on valuation of derivatives		21,795	65,585	316,467
Loss on valuation of financial assets at fair value through profit or loss		704	5,205	18,562
Loss on valuation of financial liabilities at fair value through profit or loss		68,421	—	—
Others		1,688	250	8,008
	₩	916,614	966,363	1,634,534